Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	¥ 51,856	¥ 50,972
Interest-earning deposits in other banks	49,828	58,848
Call loans and funds sold	1,615	1,316
Receivables under resale agreements	13,384	12,503
Receivables under securities borrowing transactions	4,487	4,496
Investment securities	13,847	4,595
Loans, net of allowance for credit losses	121,673	111,669
Other financial assets	10,244	9,207
Non-interest-bearing	36,289	36,496
Interest-bearing	194,938	188,112
Total deposits	231,227	224,608
Call money and funds purchased	3,452	2,416
Payables under repurchase agreements	34,638	27,726
Payables under securities lending transactions	902	1,022
Due to trust account and other short-term borrowings	12,776	22,728
Long-term debt	37,014	34,245
Other financial liabilities	9,749	7,560
Carrying amounts of investments in equity method investees	3,722	3,067
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	51,856	50,972
Interest-earning deposits in other banks	49,828	58,848
Call loans and funds sold	1,615	1,316
Receivables under resale agreements	13,384	12,503
Receivables under securities borrowing transactions	4,487	4,496
Investment securities	13,630	4,606
Loans, net of allowance for credit losses	122,041	112,391
Other financial assets	10,244	9,207
Non-interest-bearing	36,289	36,496
Interest-bearing	194,926	188,080
Total deposits	231,215	224,576
Call money and funds purchased	3,452	2,416
Payables under repurchase agreements	34,638	27,726
Payables under securities lending transactions	902	1,022
Due to trust account and other short-term borrowings	12,776	22,728
Long-term debt	35,981	33,974
Other financial liabilities	9,749	7,560
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	51,856	50,972
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	7,219	1,758
Loans, net of allowance for credit losses	2	2
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	49,828	58,848
Call loans and funds sold	1,615	1,316
Receivables under resale agreements	13,384	12,503
Receivables under securities borrowing transactions	4,487	4,496
Investment securities	3,748	460
Loans, net of allowance for credit losses	285	245
Other financial assets	10,244	9,207
Non-interest-bearing	36,289	36,496
Interest-bearing	194,926	188,080
Total deposits	231,215	224,576
Call money and funds purchased	3,452	2,416
Payables under repurchase agreements	34,638	27,726
Payables under securities lending transactions	902	1,022
Due to trust account and other short-term borrowings	12,776	22,728
Long-term debt	35,927	33,974
Other financial liabilities	9,749	7,560
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	2,663	2,388
Loans, net of allowance for credit losses	121,754	112,144
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	54	0
Other financial liabilities	¥ 0	¥ 0